Subordinated Debentures	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Subordinated Debentures
21	Subordinated Debentures
These debentures are direct, unsecured obligations of the Bank and are subordinate to the claims of the Bank’s depositors and other creditors. The Bank, where appropriate, enters into interest rate and cross-currency swaps to hedge the related risks.

As at October 31 ($ millions)			2019	2018
Maturity date	Interest rate (%)	Terms (1)	Carrying value (2)	Carrying value (2)
October 2024 (3)	3.036	$1,750 million. Redeemed on October 18, 2019.	$–	$1,740
June 2025	8.90	Redeemable at any time.	256	259
December 2025 (4)	3.367	Redeemable on or after December 8, 2020. After December 8, 2020, interest will be payable at an annual rate equal to the 90 day bankers’ acceptance rate plus 2.19%.	730	729
December 2025 (4)	4.50	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year.	1,643	1,645
March 2027 (4)	2.58	Redeemable on or after March 30, 2022. After March 30, 2022, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.19%.	1,239	1,195
January 2029 (4)	3.89	Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.58%.	1,788	–
July 2029 (4)	2.836	Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.18%.	1,487	–
August 2085 (5)	Floating	US$83 million bearing interest at a floating rate of the offered rate for six-month Eurodollar deposits plus 0.125%. Redeemable on any interest payment date.	109	130
			$7,252	$5,698

(1)	In accordance with the provisions of the Capital Adequacy Guideline of the Superintendent, all redemptions are subject to regulatory approval and subject to the terms in the relevant prospectus.
(2)
The carrying value of subordinated debentures may differ from par value due to fair value hedge adjustments related to hedge accounting and adjustments related to subordinated debentures held for market-making purposes.

(3)
On October 18, 2019, the Bank redeemed all of its outstanding $1,750 million 3.036% subordinated debentures due October 18, 2024 at a redemption price of 100% of the principal amount plus accrued and unpaid interest.

(4)
These debentures contain
non-viability
contingent capital (NVCC) provisions. Under such NVCC provisions, the debentures are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable.
If such a conversion were to occur, the debentures would be converted into common shares pursuant to an automatic conversion formula defined as 150% of the par value plus accrued and unpaid interest divided by the conversion price. The conversion price is based on the greater of: (i) a floor price of $5.00 or, where applicable, the US dollar equivalent of $5.00 (subject to, in each case, adjustments in certain events as set out in the respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event
(10-day
weighted average), where applicable converted from CAD to USD.

(5)	During the year, the Bank purchased for cancellation approximately US$16 million subordinated debentures due 2085.